Other Non-Current Liabilities	12 Months Ended
Jun. 30, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Other Non-Current Liabilities
OTHER NON-CURRENT LIABILITIES

	SA Rand
Figures in million	2020	2019

Sibanye Beatrix ground swap royalty[1]	15	2
Lease liability - non-current[2]	81	—
Provision for Harmony Education Benefit Fund	5	3

Total non-current liabilities	101	5

[1]	The increase is mainly due to the estimated gold allocation increasing from 220kgs to 1 862kgs based on approved life-of-mine plans.

[2]	Refer to note 28 for an analysis of the lease liability.